Earnings per share - Computations of basic and diluted earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Earnings Per Share [Abstract]
Net income (loss) for the computation of basic EPS	$ 492,894	$ 339,826	$ 924,999	$ (1,661,004)
Weighted average ordinary shares outstanding - basic (in shares)	231,318,582	240,367,450	235,321,261	240,008,449
Basic earnings per share (in USD per share)	$ 2.13	$ 1.41	$ 3.93	$ (6.92)
Weighted average ordinary shares outstanding - diluted (in shares)	232,866,512	242,264,561	237,204,222	240,008,449
Diluted earnings per share (in USD per share)	$ 2.12	$ 1.40	$ 3.90	$ (6.92)